Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives policies and processes for managing capital abstract
Current portion of long-term debt	$ 0	$ 499,599
Long-term debt	996,718	996,072
Cash and cash equivalents	(1,062,431)	(711,528)	$ (591,620)
Short-term investments	0	(391,025)
Net debt	(65,713)	393,118
Non-controlling interest	238	310
Shareholders' equity	4,994,725	4,993,282
Total shareholders' equity	4,994,963	4,993,592	$ 4,859,659
Total capital	$ 4,929,250	$ 5,386,710